Law Offices
Stradley, Ronon, Stevens & Young, LLP
1250 Connecticut Ave. NW, Suite 500
Washington, DC 20036
(202) 822-9611

January 20, 2011

 1933 Act Rule 485(a)(1)
 1933 Act File No. 33-72416
 1940 Act File No. 811-08200

VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-9303

Attention:  Mr. Brion Thompson, Esquire

Re:	Bridgeway Funds, Inc.
File Nos. 33-72416 and 811-08200
Request for Selective Review

Dear Mr. Thompson:

Bridgeway Funds, Inc. (the “Registrant”) has filed Post-Effective Amendment (“PEA”) No. 35 to its registration statement on Form N-1A with the U.S. Securities and Exchange Commission (the “Commission”) on January 20, 2011, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”).  The amendment is scheduled to become effective automatically on March 21, 2011.  The purpose of this filing is to reflect the newly effective tax-managed strategy of the fund by adding two paragraphs to both the Item 4 and Item 9 of Form N-1A required disclosure and to change the name of the Fund from the Omni Small-Cap Value Fund to the Omni Tax-Managed Small-Cap Value Fund (the “Fund”).

Pursuant to Release No. 13768 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant believes that portions of the registration statement amendment may be eligible for selective review because they are not substantially different from the disclosure recently reviewed by the Commission.  The Staff recently reviewed the Registration Statement for the Fund in November 2010 in connection with a Rule 485(a) filing filed on October 13, 2010, as PEA No. 31.  In addition, the Fund has only recently become effective as of December 31, 2010 in connection with the Rule 485(b) filing filed on December 27, 2010, as PEA No. 34.

Specifically, the only substantive changes from PEA 35 as compared to PEA 34 are: (i) inserting a paragraph after the first paragraph under the heading “Principal Investment Strategies on page 3 of the prospectus; (ii) inserting a paragraph before the last paragraph under the heading “Principal Risks” on page 4 of the prospectus; (iii) inserting a paragraph after the first paragraph under the heading “Principal Investment Strategies on page 5 of the prospectus; (iv) inserting a paragraph after the “Value Risk” paragraph under the heading “Principal Risks” on page 7 of the prospectus; and changing the name of the Fund in both the prospectus and SAI.

Please do not hesitate to contact Prufesh R. Modhera at (202) 419-8417, or, in my absence, Christopher J. Zimmerman at (202) 419-8402, if you have any questions.

Respectfully submitted,

/s/ Prufesh R. Modhera
Prufesh R. Modhera, Esquire

cc:           Debbie Hanna